Annual Total Returns (Bar Chart) - Emerging Markets Value Trust (Emerging Markets Value Trust, Series I, Emerging Markets Value Trust)	12 Months Ended
May 01, 2011
Emerging Markets Value Trust | Series I, Emerging Markets Value Trust
Bar Chart Table:
2008	(52.17%)
2009	101.12%
2010	23.02%